Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of December 31, 2020 and 2019:

	As of December 31,
	2020						2019
Debt obligation	Collateral (number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$1,198,888	$—	$1,198,888	6.36%	2021-2022	$2,900,000
AerCap Trust (c) & AICDC (d) Notes		12,797,126	—	12,797,126	4.27%	2021-2028	12,500,000
Asia Revolving Credit Facility		950,000	950,000	—	—	2022	—
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2024	—
Other unsecured debt		1,759,000	—	1,759,000	1.92%	2021-2023	2,024,000
Fair value adjustment				21,716			99,093
TOTAL UNSECURED		$20,705,014	$4,950,000	$15,776,730			$17,523,093
Secured
Export credit facilities	25	1,299,325	275,413	1,023,912	2.01%	2023-2032	565,312
Institutional secured term loans & secured portfolio loans	183	7,052,633	63,000	6,989,633	2.64%	2022-2032	7,303,496
AerFunding Revolving Credit Facility	53	2,075,000	119	2,074,881	2.90%	2025	875,145
Other secured debt (b)	24	1,106,045	327,772	778,273	3.17%	2021-2038	1,062,756
Fair value adjustment				(1,827)			(2,835)
TOTAL SECURED		$11,533,003	$666,304	$10,864,872			$9,803,874
Subordinated
Subordinated notes		2,250,000	—	2,250,000	4.88%	2045-2079	2,250,000
Subordinated debt issued by joint ventures		43,521	—	43,521	—	2021-2023	47,521
Fair value adjustment				(219)			(222)
TOTAL SUBORDINATED		$2,293,521	$—	$2,293,302			$2,297,299
Debt issuance costs, debt discounts and debt premium				(192,823)			(138,135)
	285	$34,531,538	$5,616,304	$28,742,081			$29,486,131

(a)The weighted average interest rate for our floating rate debt is calculated based on the applicable U.S. dollar LIBOR rate as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)In addition to the 24 aircraft, 60 engines are pledged as collateral.
(c)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”)
(d)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”)
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity
Institutional secured term loans
Hyperion	58	$1,050,000	2.00%	2023
Secured portfolio loans
Celtago & Celtago II	25	984,076	2.78%	2022 - 2025
Cesium	15	791,480	2.80%	2025
Goldfish	13	671,060	1.65%	2025
Scandium	10	627,555	3.16%	2025
Rhodium	11	551,209	2.98%	2026
Other secured facilities	51	2,314,253	2.88%	2022 - 2032
	183	$6,989,633

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain special purpose entity (“SPE”) subsidiaries of the borrower that own the aircraft.
The following table provides a summary of the outstanding subordinated debt as of December 31, 2020:

	As of December 31, 2020
	Amount outstanding	Weighted average interest rate	Maturity
ECAPS Subordinated Notes (a)	$1,000,000	3.33%	2065
2045 Subordinated Notes	500,000	6.50%	2045
2079 Subordinated Notes	750,000	5.88%	2079
	$2,250,000
(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”)
Schedule of maturities of debt financings
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2020 were as follows:

Maturities of debt financing (a)
2021	$2,373,410
2022	4,802,146
2023	5,143,315
2024	4,265,320
2025	5,857,331
Thereafter	6,473,712
$28,915,234

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations”.
The following table provides a summary of the outstanding senior unsecured notes issued by ILFC prior to the ILFC Transaction (the “ILFC Legacy Notes”) as of December 31, 2020:

Maturities of ILFC Legacy Notes
2021	$164,614
2022	1,034,274
$1,198,888
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2020:

Maturities of AGAT/AICDC Notes
2021	$1,131,426
2022	1,365,700
2023	2,450,000
2024	2,550,000
2025	2,650,000
Thereafter	2,650,000
$12,797,126